Employee Benefits	12 Months Ended
Dec. 31, 2016
Employee Benefits
Employee Benefits

18.Employee Benefits

The Company’s subsidiaries and VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2014, 2015 and 2016 (in millions):

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Contributions to medical and pension schemes	264.0	366.4	481.8
Other employee benefits	159.2	235.5	315.1

	423.2	601.9	796.9